Share-Based Compensation (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-Based Compensation (Details) [Line Items]
Authorized shares issuance to its employees, directors and consultants (in Shares)	4,150,704
Future grant share (in Shares)	1,451,043
Expire grant year	10 years
Weighted-average fair value at grant date of the options granted (in Dollars per share)		$ 6.23	$ 2.93	$ 5.29
The total intrinsic value of options granted and options exercised		$ 336,000
Share-based compensation expense			$ 1,347,000
Weighted average period			1 year 7 months 17 days
Employee Stock Option [Member]
Share-Based Compensation (Details) [Line Items]
Total unrecognized estimated compensation cost		$ 1,905
Weighted average period		1 year 6 months 29 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation (Details) [Line Items]
Share-based compensation expense		$ 1,024,000	$ 0